Financial Instruments (Details) - Schedule of Reconciliation Financial Instruments Carried at Fair Value - Dori Energy Loan [Member] - Level 3 of fair value hierarchy [member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments (Details) - Schedule of Reconciliation Financial Instruments Carried at Fair Value [Line Items]
Financial liability, Balance beginning	€ (61,537)	€ (20,894)
Total income recognized in profit or loss	13,777	49,679	[1]
Total income recognized in other comprehensive income	53,548	(90,322)	[1]
Financial liability, Balance ending	€ 5,698	€ (61,537)

[1]	Reclassified